SCHEDULE 1 (CONDENSED STATEMENTS OF OPERATIONS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
REVEUNUES	$ 122,397,886	$ 118,616,971
COST OF GOODS SOLD	111,611,457	96,588,172
GROSS PROFIT	10,786,429	22,028,799
Selling expenses	917,074	1,216,504
General and administrative expenses	3,950,934	2,747,514
Total Operating Expenses	4,868,008	3,964,018
LOSS FROM OPERATIONS	5,918,421	18,064,781
Financial expenses, net	(3,556,045)	(3,480,766)
INCOME BEFORE INCOME TAX	3,273,806	15,193,681
INCOME TAX	557,428	2,139,029
NET INCOME	2,716,378	13,054,652
Ossen Innovation Co., Ltd [Member]
REVEUNUES	0	0
COST OF GOODS SOLD	0	0
GROSS PROFIT	0	0
Selling expenses	0	0
General and administrative expenses	473,060	169,516
Total Operating Expenses	473,060	169,516
LOSS FROM OPERATIONS	(473,060)	(169,516)
Financial expenses, net	(619)	(413)
Investment in subsidiaries	2,942,190	11,823,627
INCOME BEFORE INCOME TAX	2,468,511	11,653,698
INCOME TAX	0	0
NET INCOME	$ 2,468,511	$ 11,653,698